Basis of Presentation and General Information, textuals (Details)	12 Months Ended
	Dec. 31, 2013 item	Jan. 12, 2007 item
General Information
Entity Incorporation, Date of Incorporation	Dec. 11, 2007
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Percentage Of Ownership In Subsidiaries		100.00%
Number of subsidiaries owned by the entity	40	19
Number of drybulk vessels	28
Number Of Newbuild Vessels	10
Number of additional public common stock offerings	4
Number of additional public preferred stock offerings	1